Other Investments (Tables)	12 Months Ended
Dec. 31, 2025
Other Investments [Abstract]
Schedule of Other Investments Consist of Keyman Life Insurance Policies

Other investments consist of keyman life insurance policies and are measured at fair value through net income. The fair value of these policies is based on the cash surrender value provided by the respective insurers.

	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$
At fair value through net income:
- Keyman insurance policies	123,506	158,809	152,217	124,505